Subsequent Events (Details) (USD $)	12 Months Ended			19 Months Ended	99 Months Ended	12 Months Ended	2 Months Ended		0 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2012 Property	Dec. 31, 2012 Credit facility	Mar. 06, 2013 Subsequent event Property	Mar. 06, 2013 Subsequent event Credit facility	Jan. 22, 2013 Spirit And Spirit Realty, L.P. Merger Subsequent event
Subsequent Event
Stock issued during period, shares, new issues and dividend reinvestment plan (in shares)					231,200,000
Issuance of common stock	$ 57,034,000	$ 59,696,000	$ 61,377,000	$ 1,500,000,000	$ 2,300,000,000
Redemptions of common stock, shares							0
Redemptions of common stock	71,268,000	52,590,000	21,638,000		206,100,000		121,000
Common stock, average redemption price per share							$ 9.35
Line of credit facility, increase, additional borrowings						197,000,000		16,000,000
Debt repayments								6,000,000
Notes payable and credit facility								329,100,000
Debt instrument, unused borrowing capacity, amount								20,400,000
Merger Agreement exchange ratio of third party common stock (in shares)									1.9048
Business combination, exchange ratio of Company common stock (in shares)									0.525
Number of properties sold	2	10			2		1
Sale of productive assets, sale price	7,500,000						4,700,000
Proceeds from sale of real estate assets	7,252,000						4,500,000
Gain on sale of real estate assets and property condemnation	552,000						245,000
Write-off of straight-line receivables as a reduction to the gain on sale of real estate assets and property condemnation	$ (215,000)						$ 136,000